Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Entity Interactive Data Current	Yes
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	YPF SOCIEDAD ANONIMA
Entity Central Index Key	0000904851
Current Fiscal Year End Date	--12-31
Entity Address, Country	AR
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
'Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	393,312,793
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Class A Shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	3,764
Class B Shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,624
Class C shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	40,422
Class D Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	393,260,983
Title of 12(b) Security	Class D Shares
Security Exchange Name	NYSE
No Trading Symbol Flag	true
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	YPF
Title of 12(b) Security	American Depositary Shares, each representing one Class D Share, par value 10 pesos per share
Security Exchange Name	NYSE